SCHEDULE H - PART IV ITEM 4i - SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	15-0470650
Plan number	002
Current Value	$ 231,205,141
Participant loans	2,364,044
Assets Held for Investment	$ 233,569,185
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participate loan, interest rate	325.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participate loan, interest rate	950.00%
Investment, Identifier [Axis]: American Funds Service Co. I Target Date Retirement 2065 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	112,456.1046
Current Value	$ 2,269,364
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2010 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	182,081.3578
Current Value	$ 2,234,138
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2015 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	296,961.6297
Current Value	$ 3,824,866
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2020 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	580,579.3619
Current Value	$ 8,261,644
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2025 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,324,503.2389
Current Value	$ 21,403,972
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2030 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,693,332.243
Current Value	$ 31,783,845
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2035 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,861,704.5126
Current Value	$ 39,095,795
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2040 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	1,043,416.7208
Current Value	$ 24,144,663
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2045 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	964,945.3224
Current Value	$ 23,226,234
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2050 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	548,913.1449
Current Value	$ 13,031,198
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2055 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	210,499.0382
Current Value	$ 6,344,441
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2060 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	113,925.8616
Current Value	$ 2,337,759
Investment, Identifier [Axis]: American Funds Service Co. | Target Date Retirement 2070 R6
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	34,112.9667
Current Value	$ 440,398
Investment, Identifier [Axis]: Baillie Gifford | Baillie Gifford Emg Mkt Eq K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	34,557.0626
Current Value	$ 916,799
Investment, Identifier [Axis]: BlackRock Advisors, LLC | iShares MSCI Tot Intl Idx K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	147,914.3743
Current Value	$ 1,924,366
Investment, Identifier [Axis]: BlackRock Advisors, LLC | iShares Russ MC Index K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	227,203.7521
Current Value	$ 3,519,386
Investment, Identifier [Axis]: BlackRock Advisors, LLC | iShares Russell 1000 LC Index K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	282,011.0274
Current Value	$ 12,041,871
Investment, Identifier [Axis]: BlackRock Advisors, LLC | iShares Russell 2000 SC Index K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	121,007.5431
Current Value	$ 3,241,792
Investment, Identifier [Axis]: BlackRock Advisors, LLC | iShares US Agg Bond Index K Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	153,249.9695
Current Value	$ 1,406,835
Investment, Identifier [Axis]: Fidelity Investments | Large Cap Gr Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	130,391.8615
Current Value	$ 6,033,231
Investment, Identifier [Axis]: Great Gray Trust Company | Mid Cap Growth R1 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	29,221.7251
Current Value	$ 468,541
Investment, Identifier [Axis]: Great Gray Trust Company | Stable Value R1 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	378,696.0838
Current Value	$ 4,399,880
Investment, Identifier [Axis]: Harbor Capital Advisors | Small Cap Value Ret Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	22,795.7975
Current Value	$ 973,609
Investment, Identifier [Axis]: JP Morgan Investment Mgmt Inc. | Core Bond R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	203,598.0958
Current Value	$ 2,125,564
Investment, Identifier [Axis]: JP Morgan Investment Mgmt Inc. | Equity Income R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	174,403.7418
Current Value	$ 4,316,493
Investment, Identifier [Axis]: John Hancock Advisors, LLC I Disc Value Mid-Cap R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	52,145.7986
Current Value	$ 1,431,924
Investment, Identifier [Axis]: Morgan Stanley Investment Mgmt | Inst Int Adv I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	62,975.8186
Current Value	$ 1,750,098
Investment, Identifier [Axis]: Tompkins Financial Corp. | Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 8,256,435
Investment, Identifier [Axis]: Tompkins Financial Corp. | Tompkins Financial
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares | shares	113,850.4531